RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

18. RELATED PARTY BALANCES AND TRANSACTIONS

Names	Relationship with the Group
Xiaomi Communication Technology Co. Ltd.(“Xiaomi Communication”)	Controlled by one of the Company’s shareholders
Xiaomi Technology Co. Ltd. (“Xiaomi Technology”)	Controlled by one of the Company’s shareholders
Xiaomi Youpin Technology Co. Ltd. (“Xiaomi Youpin”)	Controlled by one of the Company’s shareholders
Youpin Information Technology Co. Ltd. (“Youpin Information”, together with “Xiaomi Youpin”, as “Xiaomi Youpin”)	Controlled by one of the Company’s shareholders
Whale Microelectronics Co., Ltd (“Whale Microelectronics”)	Significant influence by the Group
Hefei Zepp Medical System Co., Ltd. (“Zepu Medical”)	Controlled by one of the Company’s shareholders
A vice president	Key management

18. RELATED PARTY BALANCES AND TRANSACTIONS - CONTINUED

(1)Balances:

	As of December 31,
	2024	2025
	US$	US$
Amounts due from related parties:
Current:
Whale Microelectronics(a)	1,563	5,962
Zepu Medical (b)	603	630
Xiaomi Communication (c)	497	73
Non-current:
A vice president (d)	967	991
Whale Microelectronics (a)	1,052	—
Total	4,682	7,656

	As of December 31,
	2024	2025
	US$	US$
Amounts due to related parties, current:
Xiaomi Technology	874	433
Whale Microelectronics (a)	1,603	221
Total	2,477	654

(2)Transactions:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Sales to related party:
Xiaomi Communication (c)	92,046	11,002	—
Service provided to related party:
Whale Microelectronics (a)	—	—	2,059
Others	—	—	384
Transfer of intangible assets:
Whale Microelectronics (a)	2,923	—	—
Total	94,969	11,002	2,443

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Purchase from a related party
Whale Microelectronics (a)	12,261	3,338	4,251
Others	—	—	6
(a)	The amount due from Whale Microelectronics mainly represents the receivable in relation to certain R&D services provided by the Group, as well as the transfer of certain intangible assets from the Group to Whale Microelectronics for a total consideration of US$3,006, including VAT, in which US$1,052 and US$471 was collected by the Group during the year ended December 31, 2024 and 2025. Based on the agreement, there is a contingent compensation agreed by the Group that the Group will compensate Whale Microelectronics if the development and utilization of the intangible assets failed in the future and when certain conditions met. The amount due to Whale Microelectronics represents the payables in relation to the purchase of raw material from Whale Microelectronics.

18. RELATED PARTY BALANCES AND TRANSACTIONS - CONTINUED

(b)	The amount due from Zepu Medical represents loans the Group provided to Zepu Medical to support the daily operation. In 2023, Zepu Medical completed its newly round of financing and part of the borrowings from the Group was converted into convertible loans and was measured as available-for-sale investment.

(2)Transactions: - continued

(c)	The amount due from Xiaomi Communication represents receivables from the sales of products and services, which included an unbilled amount of US$3 and nil as of December 31, 2024 and 2025, respectively.
(d)	It represents a loan provided to a vice president.